SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Summary of the share options activities

		Weighted	Weighted
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	shares	price	years	value
		US$		US$
Outstanding at January 1, 2024	3,943,058	2.34	—	—
Exercised	(187,784)	0.20	—	—
Expired	(1,946)	0.20	—	—
Outstanding at December 31, 2024	3,753,328	2.45	3.65	792,578
Exercisable as of December 31, 2024	3,753,328	2.45	3.65	792,578

Summary of the restricted share units activities

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Unvested as of January 1, 2024	2,003,074	4.53

Granted	2,016,000	1.06
Vested	(1,174,842)	3.96
Forfeited	(90,890)	10.00

Unvested as of December 31, 2024	2,753,342	2.05

Schedule of share-based compensation expenses recognized

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	1,224,796	1,237,902	751,445
Selling and marketing expenses	15,433,684	9,991,688	7,110,420
Research and development expenses	22,361,742	21,653,946	7,325,327
General and administrative expenses	19,198,964	14,775,768	9,045,786
Total share-based compensation expense	58,219,186	47,659,304	24,232,978

Employee Stock Option [Member]
Schedule of share-based compensation expenses recognized

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Selling and marketing expenses	1,936,414	905,764	—
Research and development expenses	3,862,189	2,191,242	—
General and administrative expenses	5,008,382	3,047,542	—
Total share options compensation expenses	10,806,985	6,144,548	—

Unvested restricted share units
Schedule of share-based compensation expenses recognized

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	1,224,796	1,237,902	751,445
Selling and marketing expenses	13,497,270	9,085,924	7,110,420
Research and development expenses	18,499,553	19,462,704	7,325,327
General and administrative expenses	14,190,582	11,728,226	9,045,786
Total restricted share units compensation expenses	47,412,201	41,514,756	24,232,978